Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 6 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,	December 31,
	2020	2019
Compensation expense	$1,174,127	$1,348,066
Rent	91,567	124,969
Interactive costs	852,778	319,833
Event costs	102,978	186,173
Legal and professional fees	693,611	154,799
Production costs	-	55,679
Unclaimed player prizes	512,792	342,535
Other accrued expenses	219,427	721,693
Other current liabilities	283,666	369,614
Accrued leasehold improvements	-	269,110
	$3,930,946	$3,892,471

Note 10 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2019	2018
Compensation expense	$1,348,066	$1,188,104
Rent	124,969	126,963
Revenue sharing obligations	319,833	122,928
Event costs	186,173	61,740
Legal and professional fees	154,799	-
Accrued software costs	-	420,000
Production costs	55,679	15,329
Unclaimed player prizes	342,535	380,120
Other accrued expenses	721,693	357,610
Other current liabilities	369,614	189,351
Accrued leasehold improvement costs	269,110	-
	$3,892,471	$2,862,145